Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,541,000
Previously Paid Amount	0.00
Total Fee Amount	350.91
Total Offset Amount	0.00
Net Fee	350.91
Narrative - Max Aggregate Offering Price	$ 2,541,000
Final Prospectus	true